Segmented Information (Schedule of Segmented Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Cost of sales	$ 394,376	$ 168,745
Sales to external customers	599,853	278,966
Cost of sales before depreciation and depletion	(273,299)	(126,588)
Depreciation and depletion in cost of sales	(121,077)	(42,157)
Selling, general and administration	(45,360)	(35,086)
Other income (expenses)	(23,238)	(17,897)
Finance items	(29,699)	1,717
Income before income taxes	107,180	58,955
Total tax expense	(47,781)	(37,402)
Net income for the year	59,399	21,553
Assets	2,021,922	1,055,338
Liabilities	592,352	329,568
Capital Expenditure	172,125	105,085
Mansfield Reporting [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	178,999	20,297
Cost of sales before depreciation and depletion	(79,224)	(10,073)
Depreciation and depletion in cost of sales	(43,665)
Selling, general and administration	(5,793)
Other income (expenses)	(5,069)	(12,982)
Finance items	(972)	4,208
Income before income taxes	44,276	1,450
Total tax expense	(3,242)	(323)
Net income for the year	41,034	1,127
Assets	613,584	622,122
Liabilities	51,544	50,650
Capital Expenditure	40,845	79,686
SANU Report Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	101,256
Cost of sales before depreciation and depletion	(51,839)
Depreciation and depletion in cost of sales	(28,973)
Selling, general and administration	(953)
Other income (expenses)	(2,536)
Finance items	(2,664)
Income before income taxes	14,291
Total tax expense	(2,749)
Net income for the year	11,542
Assets	249,153
Liabilities	228,929
Capital Expenditure	22,856
SANGO Reporting Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Other income (expenses)	(472)
Finance items	(96)
Income before income taxes	(568)
Total tax expense	(499)
Net income for the year	(1,067)
Assets	760,220
Liabilities	25,281
Capital Expenditure	56,614
Cuzcatlan Reporting Segment [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	216,054	191,026
Cost of sales before depreciation and depletion	(90,499)	(76,459)
Depreciation and depletion in cost of sales	(32,257)	(27,856)
Selling, general and administration	(10,007)	(8,054)
Other income (expenses)	(15,793)	(3,742)
Finance items	(882)	(104)
Income before income taxes	66,616	74,811
Total tax expense	(23,586)	(28,926)
Net income for the year	43,030	45,885
Assets	239,448	280,602
Liabilities	48,094	49,500
Capital Expenditure	26,962	15,801
Bateas Reporting Segment [member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Sales to external customers	103,544	67,643
Cost of sales before depreciation and depletion	(51,737)	(40,056)
Depreciation and depletion in cost of sales	(16,182)	(14,301)
Selling, general and administration	(4,127)	(3,891)
Other income (expenses)	632	(1,214)
Finance items	(5,034)	(698)
Income before income taxes	27,096	7,483
Total tax expense	(9,415)	(4,312)
Net income for the year	17,681	3,171
Assets	128,012	125,286
Liabilities	54,863	42,710
Capital Expenditure	24,848	9,476
Corporate Segment [Member] | Material reconciling items [member]
Disclosure of operating segments [line items]
Selling, general and administration	(24,480)	(23,141)
Other income (expenses)		41
Finance items	(20,051)	(1,689)
Income before income taxes	(44,531)	(24,789)
Total tax expense	(8,290)	(3,841)
Net income for the year	(52,821)	(28,630)
Assets	31,505	27,328
Liabilities	$ 183,641	186,708
Capital Expenditure		$ 122